Document and Entity Information	Dec. 07, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 07, 2017
Document Effective Date	Dec. 07, 2017
Prospectus Date	May 01, 2017
Emerging Markets Breakout Nations Portfolio | Class I
Prospectus:
Trading Symbol	EMIPX
Emerging Markets Breakout Nations Portfolio | Class A
Prospectus:
Trading Symbol	EMAPX
Emerging Markets Breakout Nations Portfolio | Class C
Prospectus:
Trading Symbol	EMCPX
Emerging Markets Breakout Nations Portfolio | Class IS
Prospectus:
Trading Symbol	EMSPX
EMERGING MARKETS PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MMKBX
EMERGING MARKETS PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSELX
EMERGING MARKETS PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MMMPX
EMERGING MARKETS PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSEPX